Schedule of investments
Delaware Tax-Free Oregon Fund	September 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.73%
Education Revenue Bonds — 6.33%
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/39 #	500,000	$ 501,000
Series A 144A 5.00% 6/15/49 #	500,000	481,425
(Willamette University Projects) Series A 4.00% 10/1/51	500,000	441,200
Oregon State University Revenue
Series A 4.25% 4/1/52	750,000	759,015
University of Oregon General Revenue
Series A 3.50% 4/1/52 (BAM)	1,000,000	913,710
Series A 5.00% 4/1/45	500,000	501,980
		3,598,330
Electric Revenue Bonds — 3.51%
City of Eugene, Oregon Electric Utility System Revenue
5.00% 8/1/49	1,000,000	1,107,180
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/44	250,000	265,818
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	240,000	129,600
Series TT 5.00% 7/1/32 ‡	380,000	205,200
Series XX 5.25% 7/1/40 ‡	535,000	288,900
		1,996,698
Healthcare Revenue Bonds — 16.83%
Astoria Hospital Facilities Authority Revenue
(Columbia Memorial Hospital Project) 5.25% 8/1/54	1,000,000	1,072,850
City of Medford, Oregon Hospital Facility Authority Revenue
(Asante Projects) Series A 3.00% 8/15/50 (AGM)	1,000,000	782,910
Clackamas County Hospital Facility Authority Revenue
(Rose Villa Project) Series A 5.375% 11/15/55	500,000	504,030
Medford Hospital Facilities Authority Revenue
(Asante Projects) Series A 5.00% 8/15/37	500,000	543,620
Oregon Health & Science University Revenue
(Green Bonds) Series A 4.00% 7/1/51	1,175,000	1,156,517
NQ- FIE [0924] 1124 (4017746)    1

Schedule of investments
Delaware Tax-Free Oregon Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Oregon State Facilities Authority Revenue
(Samaritan Health Services Project)
Series A 5.00% 10/1/40	500,000	$ 523,120
Series A 5.00% 10/1/46	500,000	501,175
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 4.00% 5/15/47	865,000	752,801
(Salem Health Projects)
Series A 4.00% 5/15/41	960,000	960,999
Series A 4.00% 5/15/49	310,000	301,100
Series A 5.00% 5/15/39	555,000	592,673
Union County, Oregon Hospital Facility Authority Revenue
(Grande Ronde Hospital Project)
5.00% 7/1/40	100,000	101,909
5.00% 7/1/41	535,000	542,859
5.00% 7/1/47	500,000	502,210
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview) Series A 5.00% 11/15/56	840,000	725,147
		9,563,920
Housing Revenue Bonds — 4.45%
Home Forward Multifamily Housing Revenue
(Gretchen Kafoury Commons) 5.00% 1/1/29	300,000	300,501
Oregon State Housing & Community Services Department Revenue
(Single-Family Mortgage Program)
Series A 4.60% 7/1/44	1,175,000	1,206,901
Series A 4.75% 1/1/49	1,000,000	1,020,770
		2,528,172
Industrial Development Revenue/Pollution Control Revenue Bond — 1.47%
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 0.564% 5/15/57 ^	12,000,000	833,640
		833,640
Local General Obligation Bonds — 18.93%
City of Bend, Oregon
5.00% 6/1/54	500,000	552,670
2    NQ- FIE [0924] 1124 (4017746)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Boardman, Oregon
(Green Bonds) 2.125% 6/15/45 (BAM)	500,000	$ 329,220
City of Eugene, Oregon
(Parks & Recreation Facility Projects) Series A 5.00% 6/1/42	335,000	375,820
City of Medford, Oregon
Series A 2.00% 6/1/33	350,000	303,580
City of Newport, Oregon
Series B 12.101% 6/1/29 (AGC) ^	1,225,000	1,065,872
City of Portland, Oregon
(Transportation Projects) Series A 3.00% 10/1/33	300,000	298,455
Clackamas & Washington Counties School District No 3
Series A 1.779% 6/15/35 ^	1,250,000	827,425
Clackamas County School District No. 35 Molalla River
5.25% 6/15/54	1,000,000	1,117,270
Deschutes County Administrative School District No. 1 Bend-La Pine
4.00% 6/15/45	250,000	252,198
Hillsboro School District No. 1J
4.00% 6/15/40	775,000	793,367
Jackson County School District No. 5 Ashland
4.00% 6/15/37	350,000	362,488
Linn County Community School District No. 9 Lebanon
5.50% 6/15/27 (NATL)	1,000,000	1,080,090
Multnomah County, Oregon School District No. 40
Series A 5.157% 6/15/51 ^	5,000,000	1,337,300
Multnomah-Clackamas Counties Centennial School District No. 28JT
4.00% 6/15/38	1,050,000	1,081,069
Washington & Multnomah Counties School District No 48J Beaverton
Series A 4.478% 6/15/40 ^	750,000	374,940
Washington-Multnomah Counties Beaverton School District No. 48J
(Current Interest Bonds) Series B 5.00% 6/15/52	560,000	608,059
		10,759,823
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Schedule of investments
Delaware Tax-Free Oregon Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds — 2.04%
Marion County School District No. 103 Woodburn
5.00% 6/15/35-25 §	500,000	$ 507,365
Multnomah County Hospital Facility Authority
(Mirabella at South Waterfront Project) Series A 5.40% 10/1/44-24 §	650,000	650,000
		1,157,365
Special Tax Revenue Bonds — 15.93%
Commonwealth of Puerto Rico Revenue
0.01% 11/1/51 •	89,750	58,786
2.676% 11/1/43 •	1,060,799	684,215
(Subordinate) 0.01% 11/1/51 •	1,024,334	560,823
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	1,062,568	1,036,004
(Taxable) 7.50% 8/20/40	104,547	99,581
Oregon State Bond Bank Revenue
(Oregon Business Development Department) Series A 5.00% 1/1/32	250,000	256,965
Oregon State Department of Administrative Services Lottery Revenue
(Tax-exempt Projects) Series A 5.00% 4/1/44	1,000,000	1,131,950
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	2,325,000	2,332,138
Series A-1 5.563% 7/1/46 ^	1,255,000	425,922
Series A-1 6.263% 7/1/51 ^	1,939,000	478,215
Tri-County Metropolitan Transportation District of Oregon Revenue
Series A 5.00% 9/1/38	500,000	543,850
(Sustainability Bonds)
Series A 3.00% 9/1/37	405,000	382,693
Series A 4.00% 9/1/41	795,000	818,127
(Unrefunded) Series A 4.00% 9/1/40	245,000	245,617
		9,054,886
State General Obligation Bonds — 5.08%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	250,000	241,878
4    NQ- FIE [0924] 1124 (4017746)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/46	500,000	$ 472,455
Oregon State
(Article XI-M and XI-N Seismic Grant Programs) Series C 5.00% 6/1/41	650,000	730,957
(Article XI-Q State Projects) Series A 5.25% 5/1/45	1,000,000	1,140,120
(Higher Education) Series F 5.00% 8/1/43	275,000	303,017
		2,888,427
Transportation Revenue Bonds — 15.77%
Oregon State Department of Transportation Revenue
5.00% 5/15/39	500,000	578,305
(Senior Lien) Series A 5.25% 11/15/47	1,000,000	1,120,950
(Subordinate)
Series A 4.00% 11/15/38	1,000,000	1,037,190
Series A 5.00% 11/15/35	500,000	551,425
Series A 5.00% 11/15/39	110,000	121,809
Series A 5.00% 11/15/40	500,000	569,670
Port of Portland Oregon Airport Revenue
Series 28 4.00% 7/1/47 (AMT)	555,000	540,437
Series 28 5.00% 7/1/52 (AMT)	250,000	263,912
(Green Bonds)
5.25% 7/1/41 (AMT)	750,000	835,590
Series 29 5.50% 7/1/53 (AMT)	1,500,000	1,656,150
Series 30A 5.25% 7/1/54 (AMT)	1,000,000	1,090,460
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Series A-3 6.75% 1/1/46 (AMT)	500,000	598,445
		8,964,343
Water & Sewer Revenue Bonds — 8.39%
City of Eugene, Oregon Water Utility System Revenue
5.00% 8/1/41	300,000	337,326
5.00% 8/1/52	500,000	546,530
City of Hermiston, Oregon Water & Sewer System Revenue
5.00% 11/1/34 (AGM)	500,000	500,715
NQ- FIE [0924] 1124 (4017746)    5

Schedule of investments
Delaware Tax-Free Oregon Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
City of Portland, Oregon Sewer System Revenue
(Second Lien)
Series A 5.00% 12/1/42	1,000,000	$ 1,121,850
Series A 5.00% 12/1/47	550,000	607,744
Medford Water Commission Revenue
5.00% 7/15/54	500,000	549,345
Tualatin Valley Water District Revenue
5.00% 6/1/54	1,000,000	1,104,490
		4,768,000
Total Municipal Bonds (cost $54,980,173)		56,113,604
Total Value of Securities—98.73% (cost $54,980,173)		56,113,604

Receivables and Other Assets Net of Liabilities—1.27%		724,367
Net Assets Applicable to 4,519,596 Shares Outstanding—100.00%		$56,837,971
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $982,425, which represents 1.73% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
6    NQ- FIE [0924] 1124 (4017746)

(Unaudited)
Summary of abbreviations: (continued)
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
NATL – Insured by National Public Finance Guarantee Corporation
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
NQ- FIE [0924] 1124 (4017746)    7